Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Joseph M. Hogan (1) ($)	Compensation Actually Paid to Joseph M. Hogan (1) (2) (3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2) (3) ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Net Revenues (5) ($ Millions)
					TSR ($)	Peer Group TSR ($)
2024	27,321,179	5,198,289	4,788,150	1,542,978	75	125	421	3,999
2023	28,952,411	29,461,070	4,375,124	4,701,234	98	115	445	3,862
2022	18,684,044	(61,348,849)	3,376,160	(10,393,452)	76	107	362	3,735
2021	21,591,400	76,152,942	4,328,778	9,498,811	236	139	772	3,953
2020	15,522,289	107,989,279	3,381,923	12,747,282	192	117	1,776	2,472

Company Selected Measure Name	Net Revenues
Named Executive Officers, Footnote	Joseph Hogan was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Simon Beard	Julie Coletti	Julie Coletti	Julie Coletti	Julie Coletti
John F. Morici	Stuart Hockridge	Stuart Hockridge	Stuart Hockridge	Stuart Hockridge
Raj Pudipeddi	John F. Morici	John F. Morici	John F. Morici	John F. Morici
Julie Tay	Emory Wright	Emory Wright	Emory Wright	Emory Wright

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 1500 Composite Health Care Equipment & Supplies Index (“Index”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in Align and in the Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 27,321,179	$ 28,952,411	$ 18,684,044	$ 21,591,400	$ 15,522,289
PEO Actually Paid Compensation Amount	$ 5,198,289	29,461,070	(61,348,849)	76,152,942	107,989,279
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	27,321,179	(23,848,513)	1,725,623	5,198,289

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2024	12,790,376	(11,807,613)	742,860	1,725,623

Non-PEO NEO Average Total Compensation Amount	$ 4,788,150	4,375,124	3,376,160	4,328,778	3,381,923
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,542,978	4,701,234	(10,393,452)	9,498,811	12,747,282
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	4,788,150	(3,749,408)	504,236	1,542,978

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	2,023,402	(1,650,044)	130,878	504,236

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, Align’s cumulative TSR over the five most recently completed fiscal years and the Index’s TSR over the same period.

The following chart sets forth the relationship between the average of Compensation Actually Paid to our Non-PEO NEOs, Align’s cumulative TSR over the five most recently completed fiscal years, and the Index’s TSR over the same period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and our net income during the five most recently completed fiscal years.
The following chart sets forth the relationship between the average of Compensation Actually Paid to our Non-PEO NEOs and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and our Net Revenues during the five most recently completed fiscal years.

The following chart sets forth the relationship between Compensation Actually Paid to our Non-PEO NEOs and our Net Revenues during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, Align’s cumulative TSR over the five most recently completed fiscal years and the Index’s TSR over the same period.

The following chart sets forth the relationship between the average of Compensation Actually Paid to our Non-PEO NEOs, Align’s cumulative TSR over the five most recently completed fiscal years, and the Index’s TSR over the same period.

Tabular List, Table

Operating Income
Net Revenues
Stock Price

Total Shareholder Return Amount	$ 75	98	76	236	192
Peer Group Total Shareholder Return Amount	125	115	107	139	117
Net Income (Loss)	$ 421,000,000	$ 445,000,000	$ 362,000,000	$ 772,000,000	$ 1,776,000,000
Company Selected Measure Amount	3,999,000,000	3,862,000,000	3,735,000,000	3,953,000,000	2,472,000,000
PEO Name	Joseph Hogan	Joseph Hogan	Joseph Hogan	Joseph Hogan	Joseph Hogan
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.We determined Net Revenues to be the most important financial performance measure used to link Align’s performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2024. We may determine a different financial performance measure to be the most important financial performance measure in future years. For additional information regarding Net Revenue, including how the measure was determined for purposes of our executive compensation program, see “Executive Compensation—Compensation Discussion and Analysis” above.
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,848,513)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,725,623
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,790,376
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,807,613)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	742,860
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,749,408)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	504,236
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,023,402
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,650,044)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 130,878